Consolidated Statements Of Shareholders Deficit - USD ($) $ in Thousands	Common Stock [Member]	Warrants Outstanding [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance, value at Dec. 31, 2017	$ 212	$ 826	$ 359,141	$ (371,423)	$ (11,244)
Issuance of common stock and warrants in public and private offerings, net of issuance costs	45	1,950	3,281		5,276
Issuance of common stock upon exercise of warrants	20	(475)	455
Expiration of warrants		(491)	491
Issuance of convertible debt with beneficial conversion feature			442		442
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	4		52		56
Share-based compensation, net of shares withheld for taxes	6		1,023		1,029
Net loss for the year				(20,869)	(20,869)
Balance, value at Dec. 31, 2018	287	1,810	364,885	(392,292)	(25,310)
Issuance of common stock upon exercise of warrants	29	(660)	660		29
Issuance of common stock and warrants for services	6	180	54		240
Issuance of convertible debt with beneficial conversion feature			550		550
Issuance of common stock upon conversion and payment of interest in kind on convertible debt	19		277		296
Share-based compensation, net of shares withheld for taxes			589		589
Net loss for the year				(9,453)	(9,453)
Balance, value at Dec. 31, 2019	$ 341	$ 1,330	$ 367,015	(401,783)	(33,097)
Cumulative effect of change in accounting principle				$ (38)	$ (38)